Insurance and reinsurance (Tables)	3 Months Ended
Jan. 31, 2024
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Summary of Insurance and Reinsurance Contracts by Measurement Components
Insurance and reinsurance contracts by measurement components
(1)

The following table presents the measurement components of assets and liabilities for insurance contracts issued and reinsurance contracts held by estimates of present value of future cash flows, risk adjustment for non-financial risk and CSM. These contracts are presented on a portfolio basis such that portfolios of contracts that are in an asset position are presented separately from those that are in a liability position. Financial assets held in support of the insurance and reinsurance contracts are not reflected in this table.

	As at
	January 31, 2024				October 31, 2023
(Millions of Canadian dollars)	Estimates of present value of future cash flows	Risk adjustment for non-financial risk	CSM	Total	Estimates of present value of future cash flows	Risk adjustment for non-financial risk	CSM	Total
Insurance contract assets (2)	$1,952	$(630)	$(558)	$764	$1,790	$(544)	$(565)	$681
Insurance contract liabilities (3)
Insurance contract liabilities for segregated funds	$(3,236)	$(16)	$(54)	$(3,306)	$(2,553)	$(15)	$(64)	$(2,632)
Insurance contract liabilities excluding segregated funds	(13,227)	(2,664)	(2,145)	(18,036)	(11,955)	(2,308)	(2,131)	(16,394)
	$(16,463)	$(2,680)	$(2,199)	$(21,342)	$(14,508)	$(2,323)	$(2,195)	$(19,026)
Reinsurance contracts held assets (2), (3)	$360	$555	$780	$1,695	$327	$469	$786	$1,582
Reinsurance contracts held liabilities (4)	$–	$–	$–	$–	$(42)	$6	$18	$(18)
CSM for insurance contracts, net of reinsurance contracts held			$(1,977)				$(1,956)

(1)	Includes contracts measured using the GMM and VFA that have CSM and contracts measured using the PAA in which CSM is not applicable.
(2)	Presented in Other assets.
(3)	Insurance contract liabilities and reinsurance contract held assets primarily relate to balances for remaining coverage for future services on contracts measured using the GMM or VFA.
(4)	Presented in Other liabilities.

Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held
The following table provides the composition of Insurance service result and Insurance investment result for insurance contracts issued and reinsurance contracts held.

	For the three months ended
(Millions of Canadian dollars)	January 31 2024	January 31 2023 (1)
Insurance service result
Insurance revenue	$1,205	$1,104
Insurance service expense	(984)	(853)
Net income (expense) from reinsurance contracts held	(34)	(59)
	$187	$192
Insurance investment result
Net investment income	$2,018	$1,019
Insurance finance income (expense)	(1,976)	(1,134)
Reinsurance finance income (expense)	99	42
	$141	$(73)
Insurance service and insurance investment results	$328	$119

(1)	The 2023 amounts may not be fully comparable to the current period as we were not managing our asset and liability portfolios under IFRS 17 and Net investment income was not restated for the reclassifications of certain eligible financial assets. Refer to Note 2 for further
details.